Other expense (income), net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Nonoperating Income (Expense) [Abstract]
Other expense (income), net
12.	Other expense (income), net
The following table presents our major categories of
Other (expense) income, net
(in thousands):

Table 12.1. Other (expense) income, net
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Gains (losses) on digital assets and other investments, net	$5,233	$(1,478)	$(3,030)	$2,888
Interest income on corporate balances	9,952	8,460	17,917	16,813
Changes in fair value of convertible debt, warrant liability, and embedded derivatives	(167,724)	(4,586)	(170,106)	3,509
Interest expense and amortization of discount	(344)	(504)	(679)	(1,001)
Other, net	(7,538)	29	(7,626)	269

Total Other (expense) income, net	$(160,421)	$1,921	$(163,524)	$22,478

13. Other income (expense), net
The following table presents our major categories of
Other income (expense), net
(in thousands):
Table 13. Other income (expense), net

	Year ended December 31,
	2024	2023	2022
Interest income on corporate balances	$34,712	$29,262	$8,645
Changes in fair value of convertible debt, warrant liability, and embedded derivatives	11,653	24,865	(698,936)
Gains (losses) on digital assets and other investments, net	8,560	(3,648)	(29,367)
Interest expense and amortization of discount	(1,906)	(1,912)	(2,684)
Other, net	1,397	854	1,949

Total Other income (expense), net	$54,416	$49,421	$(720,393)